Note 1 - Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	6-30-2017	12-31-2016
Weighted-average expected life (years)	6.25	6.25
Expected volatility rates	57.4%	60.6%
Expected dividend yield	—	—
Risk-free interest rate	0.02%	0.01%
Weighted-average exercise price (€)	2.39	3.22
Weighted-average fair value of options granted during the year (€)	1.29	1.67